Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income tax based on domestic rate	€ 11,542	€ 14,261	€ 9,106
Different tax rates in foreign jurisdictions	16	17
Non-deductible expenses	(2,742)	(1,501)	(818)
Share- and loan-issue expenditures that are taxable	174	843	1,448
Change in unrecognized deductible temporary differences	(44)	(7)	(25)
Current year losses for which no deferred tax asset was recognized	(9,029)	(13,703)	(9,712)
True-up for prior year	(41)	(42)
Income tax charge	(124)	(132)	(1)
Tax loss carry-forwards	254,200	€ 218,100	€ 162,600
Total loss carry-forwards	500
Taxable profit	€ 1,000
Offset percentage	50.00%